AFS and HTM Debt Securities, Investment Grade Debt Securities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 177,244	$ 220,392
Available-for-sale, percent of investment grade	99.00%	99.00%
Held-to-maturity, amortized cost	$ 272,118	$ 205,761
Held-to-maturity, percent of investment grade	99.00%	99.00%
Credit rating AA- and above [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Percentage of AFS and HTM debt securities with the same credit rating	98.00%	92.00%
Securities of U.S. Treasury and federal agencies [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 145,547	$ 161,229
Available-for-sale, percent of investment grade	100.00%	100.00%
Held-to-maturity, amortized cost	$ 205,453	$ 162,732
Held-to-maturity, percent of investment grade	100.00%	100.00%
Securities of U.S. states and political subdivisions [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 16,917	$ 19,406
Available-for-sale, percent of investment grade	99.00%	99.00%
Held-to-maturity, amortized cost	$ 32,704	$ 25,870
Held-to-maturity, percent of investment grade	100.00%	100.00%
Collateralized loan obligations [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 5,708	$ 9,018
Available-for-sale, percent of investment grade	100.00%	100.00%
Held-to-maturity, amortized cost	$ 31,128	$ 16,255
Held-to-maturity, percent of investment grade	100.00%	100.00%
Collateralized loan obligations [Member] | Credit rating AA- and above [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Percentage of AFS and HTM debt securities with the same credit rating	100.00%	98.00%
All other debt securities [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 9,072	$ 30,739
Available-for-sale, percent of investment grade	88.00%	93.00%
Held-to-maturity, amortized cost	$ 2,833	$ 904
Held-to-maturity, percent of investment grade	64.00%	6.00%